EQUITY	6 Months Ended
Jun. 30, 2023
Equity [Abstract]
EQUITY

NOTE 8. EQUITY

Common Stock

The Company is authorized to issue 50,000,000 shares of common stock, par value $0.01 per share, of which 9,485,000 shares were issued and outstanding at June 30, 2023 and 15,000,000 were issued and outstanding at December 31, 2022.

During the six months ended June 30, 2023, the CEO Jacqueline von Zwehl cancelled 7,880,000 shares, which was recorded to additional paid in capital for $78,800.

During the six months ended June 30, 2023, the Company issued 2,060,000 shares of restricted common stock for services. Included were 15,000 shares of common stock issued to each of the following Board of Directors members, Douglas Balog, James and Karen Egan, Steven Ruhl and Tim Theriault and 595,000 shares to Christopher von Zwehl. Also included were 1,405,000 shares of common stock issued to third parties. The shares were valued at $4,120,000. The Company also issued 40,000 non-refundable shares of common stock, as a donation to charities, with fair market value of $80,000, or $2 per share, which was recorded in other expense.

During the six months ended June 30, 2023, the Company began a private placement of up to $2,000,000 of shares common stock (the “Shares”), at a price of $2.00 per share. The Shares were offered by the Company only to investors that qualify as “accredited investors,” as that term is defined in Rule 501(a) of Regulation D promulgated by the Securities and Exchange Commission (SEC) under the Securities Act of 1933, as amended (the “Securities Act”). The price of the Shares was determined by the Company and such price did not necessarily bear any relation to the book value or other recognized criteria of value of the Company. The Company issued 265,000 shares of common stock under the provisions of the private placement for a total of $530,000. Of the total, $25,000 was received subsequent to the six months ended June 30, 2023, and are reflected as subscription receivable. Related parties purchased $150,000 of the total for 75,000 shares of common stock.

In June 2023, the Company entered into a consulting agreement with Chartered Services LLC (the “Consultant”). As compensation for signing this agreement, the Company issued to the Consultant warrants to purchase up to 300,000 shares of common stock at an exercise price of $2 per share, with such warrants expiring on July 23, 2028. The Consultant has agreed to exercise 100,000 of the 300,000 warrants to purchase shares of common stock they were provided upon the effectiveness of the registration statement.